Schedule H, Line 4i-Schedule of Assets (Held at End of Year) (Details) - LONG-TERM SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Fair value	$ 17,460,987
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Interest rate	4.25%
Maximum
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Interest rate	9.50%